UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5639

Pacholder High Yield Fund, Inc

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555, Cincinnati, OH	45236
(Address of principal executive offices)	(Zip code)

William J. Morgan

8044 Montgomery Road, Ste. 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

March 31, 2006

Description	Par (000)	Value	Percent of Net Assets*

CORPORATE DEBT SECURITIES — 146.8%
AEROSPACE — 5.9%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$214	$214,595	0.2%
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	300	292,500	0.3
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	387	350,795	0.3
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	1,002,985	0.8
Continental Airlines, Inc., Series 01-1 Pass Thru Cert, 7.033%, 6/15/11	255	243,829	0.2
Continental Airlines, Inc., Pass Thru Cert, 7.568%, 12/1/06	385	382,475	0.3
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21	1,963	2,031,485	1.7
DRS Technologies, Inc., Sr Nt, 6.625%, 2/1/16	500	497,500	0.4
Northwest Airlines Corp., Bank Debt, 11.53%, 10/1/10	1,000	1,025,000	0.9
Wyle Laboratories, Inc., 1st Lien Bank Debt, 7.44%, 2/4/11	496	501,213	0.4
Wyle Laboratories, Inc., 2nd Lien Bank Debt, 11.19%, 8/4/11	500	505,000	0.4

		7,047,377	5.9
CHEMICALS — 7.3%
Basell Term Loan B, Bank Debt, 7.31%, 9/30/13	500	507,500	0.4
Basell Term Loan C, Bank Debt, 7.667%, 9/30/14	500	507,500	0.4
Crompton Corp., Sr Nt, 9.875%, 8/1/12	500	562,500	0.5
Ineos Group Holdings PLC., Nt, 8.5%, 2/15/16[2]	250	237,500	0.2
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	119	130,305	0.1
OM Group, Sr Sub Nt, 9.25%, 12/15/11	1,200	1,242,000	1.0
Polyone Corp., Sr Nt, 10.625%, 5/15/10[6]	1,500	1,623,750	1.4
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,182,594	1.0
Tronox Worldwide/Finance, Sr Nt, 9.5%, 12/1/12[2]	1,500	1,575,000	1.3
United Agri Products, Sr Disc Nt, 10.74%, 7/15/12[7]	1,350	1,208,250	1.0

		8,776,899	7.3

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER PRODUCTS — 5.1%
GSC Holdings Corp., FRN, Co Guar, 8.405%, 10/1/11[2]	$550	$562,375	0.5%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	1,335	1,328,325	1.1
Fedders NA, Sr Nt, 9.875%, 3/1/14	1,250	768,750	0.7
General Nutrition Center, Sr Sub Nt, 8.5%, 12/1/10	125	118,437	0.1
General Nutrition Center, Sr Nt, 8.625, 1/15/11	250	253,125	0.2
Gregg Appliances, Inc., Sr Nt, 9%, 2/1/13	1,950	1,808,625	1.5
K2 Corp., Sr Nt, 7.375%, 7/1/14	500	498,750	0.4
Levi Straus and Co., FRN, Sr Nt, 9.28%, 4/1/12	700	724,500	0.6
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4,9]	1,000	100	0.0

		6,062,987	5.1
ENERGY — 6.6%
Chart Industries, Inc., Sr Sub Nt, 9.125%, 10/15/15[2]	1,400	1,445,500	1.2
El Paso Corp., Sr Nt, 7.875%, 6/15/12[6]	1,250	1,301,562	1.1
Hanover Compressor, Sr Nt, 7.5%, 4/15/13	500	500,000	0.4
Secunda Int’l, Ltd., FRN, Sec’d, 12.6%, 9/1/12	1,500	1,605,000	1.4
Targa Resources, Inc., L/C Commitment, 4.854%, 10/31/12	145	145,887	0.1
Targa Resources, Inc., Term Loan, 7.169%, 10/31/12	602	604,823	0.5
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	1,900	2,018,750	1.7
Verasun Energy Corp., Sr Unsec’d Nt, 9.875%, 12/15/12[2]	250	265,000	0.2

		7,886,522	6.6
FINANCE — 5.1%
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	2,000	2,050,000	1.7
Fairfax Financial, Nt, Add-on 7.75%, 4/26/12[6]	1,750	1,540,000	1.3
Swett & Crawford, 1st Lien Bank Debt, 7.35%, 11/16/11	500	503,750	0.4
Swett & Crawford, 2nd Lien Bank Debt, 11.35%, 11/16/12	500	503,750	0.4
Thornburg Mortgage, Sr Nt, 8%, 5/15/13	1,500	1,492,500	1.3

		6,090,000	5.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2006

Description	Par (000)	Value	Percent of Net Assets*

FOOD & DRUG — 0.7%
Southern States Coop, Inc., Sr Nt, 10.5%, 10/15/10[2]	$750	$795,000	0.7%

		795,000	0.7
FOOD & TOBACCO — 9.6%
Alliance One, Nt, 11%, 5/15/12	2,000	1,920,000	1.6
Chiquita Brands Int’l, Inc., Sr Nt, 8.875%, 12/1/15[6]	500	462,500	0.4
Cosan SA Industria, Sr Nt, 9%, 11/1/09[2]	300	319,500	0.3
EPL Finance Corp., Sr Nt, 11.75%, 11/15/13[2]	750	768,750	0.6
Eurofresh, Inc., Nt, 11.5%, 11/15/13[2]	1,500	1,507,500	1.3
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14	487	525,960	0.4
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12[8,9]	1,250	1,275,000	1.1
National Beef Packaging, Sr Nt, 10.5%, 8/1/11	1,000	1,010,000	0.8
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,750	1,763,125	1.5

Sbarro, Inc., Sr Nt, 11%, 9/15/09[6]	1,000	1,017,500	0.9
Swift and Co., Sr Nt, 10.125%, 10/1/09	250	260,000	0.2
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	530	533,975	0.4
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,4,9]	907	61,209	0.1

		11,425,019	9.6
FOREST PRODUCTS & CONTAINERS — 13.3%
Abitibi-Consolidated Inc., Sr Nt, 8.375%, 4/1/15[6]	2,000	1,950,000	1.6
Ainsworth Lumber, Sr Nt, 6.75%, 3/15/14	1,000	867,500	0.7
Ainsworth Lumber, Co Guar, 7.25%, 10/1/12	750	678,750	0.6
Bowater, Inc., Sr Nt, 6.5%, 6/15/13[6]	500	466,250	0.4
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,145	1,145,000	0.9
Cascades, Inc., Sr Nt, 7.25%, 2/15/13	1,500	1,410,000	1.2
Constar International, FRN, Nt, 8.124%, 2/15/12	550	531,437	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12[6]	1,500	1,170,000	1.0
Domtar, Inc., Nt, 7.875%, 10/15/11	625	592,187	0.5
Graphic Packaging Corp., Sr Sub Nt, 8.5%, 8/15/11[6]	500	495,000	0.4
Graphic Packaging Corp., Sr Sub Nt, 9.5%, 8/15/13[6]	572	534,820	0.4

Description	Par (000)	Value	Percent of Net Assets*

FOREST PRODUCTS & CONTAINERS — (continued)
Norske Skog, Sr Nt, 8.625%, 6/15/11	$1,500	$1,507,500	1.3%
Plastipak Holdings, Inc., Sr Nt, 8.5%, 12/15/15[2]	200	204,000	0.2
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12[6]	2,725	2,343,500	2.0
Stone Container, Sr Nt, 9.75%, 2/1/11	1,750	1,798,125	1.5
Tembec Industries, Sr Unsec’d Nt, 8.625%, 6/30/09[6]	320	192,800	0.2

		15,886,869	13.3
GAMING & LEISURE — 4.5%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07	430	430,000	0.4
Inn of the Mountain Gods, Sr Nt, 12%, 11/15/10	2,175	2,349,000	2.0
Majestic Star Casino, Co Guar, 9.5%, 10/15/10	500	530,000	0.4
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	1,050	960,750	0.8
Trump Entertainment, Sec’d Nt, 8.5%, 6/1/15	1,150	1,118,375	0.9

		5,388,125	4.5
HEALTH CARE — 8.5%
CDRV Investors, Inc., Sr Disc Nt, 9.75%, 1/1/15[7]	350	238,000	0.2
Lifecare Holdings, Inc., Bank Debt, 7.07%, 8/11/12	746	707,072	0.6
Lifecare Holdings, Inc., Sr Sub Nt, 9.25%, 8/15/13[2,6]	1,400	826,000	0.7
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	333	372,127	0.3
Rural/Metro Corp., Sr Disc Nt, 14.39%, 3/15/16[7]	1,000	730,000	0.6
Team Health, Inc., Sr Sub Nt, 11.25%, 12/1/13[2]	1,934	1,982,350	1.7
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15[2]	250	250,625	0.2
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14	2,050	2,075,625	1.7
US Oncology Inc, Co Guar, 10.75%, 8/15/14	575	628,188	0.5
US Oncology Inc, FRN, Sr Nt, 10.32%, 3/15/15	630	631,575	0.5
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14	1,400	1,431,500	1.2
Vanguard Health Holdings I, Sr Disc Nt, 10.43%, 10/1/15[7]	500	365,000	0.3

		10,238,062	8.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2006

Description	Par (000)	Value	Percent of Net Assets*

HOUSING — 1.0%
Interface, Inc., Sr Nt, 10.375%, 2/1/10	$500	$547,500	0.5%
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14	535	548,375	0.5

		1,095,875	1.0
INFORMATION TECHNOLOGY — 7.2%
Activant Solutions, FRN, Sr Nt, 10.53%, 4/1/10[2]	400	408,000	0.3
Activant Solutions, Sr Nt, 10.5%, 6/15/11	200	221,500	0.2
Advanced Micro Devices, Sr Nt, 7.75%, 11/1/12	260	272,025	0.2
IKON Office Solutions, Sr Nt, 7.75%, 9/15/15[2,6]	500	516,250	0.4
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11[2]	750	746,250	0.6
Magnachip Semiconductor, FRN, Sec’d Nt, 8.16%, 12/15/11	1,000	1,012,500	0.9
Magnachip Semiconductor, Sec’d Nt, 6.875%, 12/15/11	750	720,000	0.6
Magnachip Semiconductor, Sr Sub Nt, 8%, 12/15/14	250	233,750	0.2
Sanmina-SCI Corp., Sr Sub Nt, 8.125%, 3/1/16	750	757,500	0.6
Smart Modular Tech, FRN, Sr Nt, 10.03%, 4/1/12	423	452,610	0.4
Spansion LLC, Sr Nt, 11.25%, 1/15/16[2]	1,000	960,000	0.8
Stratus Technologies, Inc., 2nd Lien Bank Debt, 13.83%, 3/28/12	1,000	970,000	0.8
Sungard Data Systems, Inc., Sr Unsec’d Nt, 9.125%, 8/15/13[2]	400	423,000	0.4
Unisys Corp., Sr Nt, 8%, 10/15/12	500	491,250	0.4
Unisys Corp., Sr Nt, 8.5%, 10/15/15[6]	500	496,250	0.4

		8,680,885	7.2
MANUFACTURING — 7.5%
Case New Holland, Inc., Sr Nt, 9.25%, 8/1/11	500	533,750	0.5
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13[1,4,6]	1,250	862,500	0.7
Eagle-Picher Industries, Inc., 1st Lien Bank Debt, 9.4%, 12/30/10	750	761,250	0.6
Eagle-Picher Industries, Inc., 2nd Lien Bank Debt, 13.34%, 12/30/11	750	765,000	0.6
Gardner Denver, Sr Sub Nt, 8%, 5/1/13	500	525,000	0.5
Greenbrier Companies, Inc., Sr Nt, Add-on 8.375%, 5/15/15	1,000	1,047,500	0.9

Description	Par (000)	Value	Percent of Net Assets*

MANUFACTURING — (continued)
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	$1,000	$1,062,500	0.9%
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11	1,750	1,601,250	1.3
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12	1,935	1,838,250	1.5

		8,997,000	7.5
MEDIA & TELECOM: BROADCASTING — 1.6%
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14	500	528,125	0.4
LBI Media, Inc., Sr Disc Nt, 11%, 10/15/13[7]	625	465,625	0.4
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 11.36%, 4/1/13[7]	250	205,000	0.2
Nexstar Finance, Inc., Sr Sub Nt, 7%, 1/15/14	725	685,125	0.6

		1,883,875	1.6
MEDIA & TELECOM: CABLE — 7.9%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4]	1,000	610,000	0.5
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4,6]	750	446,250	0.4
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	2,969	0.0
CCH I LLC, Sec’d Nt, 11%, 10/1/15	2,305	1,916,031	1.6
Century Communications, Sr Nt, 9.5%, 3/1/05[1,4,6]	625	612,500	0.5
Insight Communications, Inc., Sr Disc Nt, 12.21%, 2/15/11[7]	1,000	1,062,500	0.9
Insight Midwest, Sr Nt, 10.5%, 11/1/10	1,050	1,105,125	0.9
Intelsat Bermuda Ltd., Sr Nt, 8.25%, 1/15/13	500	508,750	0.4
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/13[6]	2,000	1,980,000	1.7
Panamsat Corp., Sr Nt, 9%, 8/15/14	649	683,073	0.6
Videotron Ltee, Sr Unsec’d Nt, 6.375%, 12/15/15	500	489,375	0.4

		9,416,573	7.9
MEDIA & TELECOM: FIXED COMMUNICATIONS — 5.3%
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08[6]	780	780,000	0.7
Primus Telecomm Group, Bank Debt, 11.61%, 2/18/11	990	985,050	0.8
Qwest Communications, FRN, Sr Nt, 8.249%, 2/15/09	1,001	1,023,523	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2006

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: FIXED COMMUNICATIONS — (continued)
Qwest Communications, Sr Nt, 7.875%, 9/1/11	$100	$106,750	0.1%
Qwest Communications, Sr Nt, 7.625%, 6/15/15	250	267,500	0.2
Qwest Communications, FRN, Sr Nt, 8.16%, 6/15/13	1,000	1,100,000	0.9
Stratos Global Corp., Sr Nt, 9.875%, 2/15/13[2]	750	742,500	0.6
Time Warner Communications, Sr Nt, 9.25%, 2/15/14[6]	1,250	1,340,625	1.1

		6,345,948	5.3
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 4.1%
ACC Escrow Corp., Sr Nt, 10%, 8/1/11	500	542,500	0.5
Cleveland Unlimited, Inc., FRN, Sr Unsec’d Nt, 13.16%, 12/15/10[2]	1,000	1,025,000	0.9
Dobson Cellular Systems, FRN, Sec’d Nt, 9.43%, 11/1/11	500	517,500	0.4
Dobson Cellular Systems, Sec’d, 9.875%, 11/1/12	1,000	1,092,500	0.9
Dobson Communications Corp., FRN, Sr Nt, 8.85%, 10/15/12	500	496,250	0.4
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12	350	399,875	0.3
Rogers Wireless, Inc., Sec’d Nt, 6.375%, 3/1/14	250	249,375	0.2
Rural Cellular, Sr Nt, 9.875%, 2/1/10	500	533,750	0.5

		4,856,750	4.1
MEDIA & TELECOM: DIVERSIFIED — 8.3%
DX III Holdings Corp., 1st Lien Term Loan, 8.729%, 1/27/11	500	505,000	0.4
HRP Myrtle Beach, FRN, Sec’d Nt, 9.7%, 4/1/12[2]	1,000	1,006,250	0.9
IMAX Corp., Sr Nt, 9.625%, 12/1/10	1,834	1,944,040	1.6
London Arena & Waterfront Finance LLC, Bank Debt, 8.38%, 3/9/12	500	503,750	0.4
Cenveo Corp., Sr Sub Nt, 7.875%, 12/1/13	2,000	1,955,000	1.6
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,930	1,816,613	1.5
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	375	365,625	0.3
Quebecor Media, Sr Nt, 7.75%, 3/15/16[2]	500	513,750	0.4

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: DIVERSIFIED — (continued)
Quebecor World Capital Corp., Sr Nt, 6.125%, 11/15/13	$850	$736,212	0.6%
Quebecor World Capital Corp., Sr Nt, 8.75%, 3/15/16[2]	250	243,821	0.2
RH Donnelley, Inc., Sr Disc Nt, 6.875%, 1/15/13[2]	250	233,750	0.2
RH Donnelley, Inc., Sr Nt, 8.875%, 1/15/16[2]	250	260,000	0.2

		10,083,811	8.3
METALS & MINERALS — 4.6%
AK Steel Corp., Co Guar, 7.875%, 2/15/09[6]	1,705	1,713,525	1.4
AK Steel Corp., Co Guar, 7.75%, 6/15/12	400	404,500	0.3
Chaparral Steel Co., Sr Nt, 10%, 7/15/13	600	669,000	0.6
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	222,000	0.2
Oglebay Norton Co. Term Loan B, Bank Debt, 11.729%, 1/31/10	1,000	1,025,000	0.9
Trimas Corp., Co Guar, 9.875%, 6/15/12	1,525	1,395,375	1.2

		5,429,400	4.6
RETAIL — 2.1%
Brown Shoe Company, Inc., Sr Unsec’d Nt, 8.375%, 5/1/12	750	791,250	0.7
Linens ‘N Things, Inc., FRN, Sec’d Nt, 10.366%, 1/15/14[2]	1,000	1,002,500	0.8
Stripes Acq./Susser Finance, Sr Nt, 10.625%, 12/15/13[2]	725	760,344	0.6

		2,554,094	2.1
SERVICES — 7.1%
Allied Waste NA, Co Guar, 9.25%, 9/1/12	1,824	1,967,640	1.6
Dycom Industries, Nt, 8.125%, 10/15/15	500	515,000	0.4
Hertz Corp., Sr Notes, 8.875%, 1/1/14[2]	1,250	1,296,875	1.1
Knowledge Learning Center, Sr Sub Nt, 7.75%, 2/1/15[2]	500	476,250	0.4
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15	500	510,000	0.4

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2006

Description	Par (000)	Value	Percent of Net Assets*

SERVICES — (continued)
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	$500	$543,750	0.5%
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,273,243	1.1
Stewart Enterprises, Sr Nt, 6.25%, 2/15/13[2]	500	480,000	0.4
United Rentals, Inc., Sr Sub Nt, 7.75%, 11/15/13	1,400	1,400,000	1.2

		8,462,758	7.1
TRANSPORTATION — 17.0%
American Commercial Lines, Sr Nt, 9.50%, 2/15/15	475	522,500	0.4
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14[6]	675	452,250	0.4
Autocam Corp., Bank Debt, 13.5%, 12/22/11	1,004	1,031,742	0.9
Delco Remy International, Inc., FRN, Sec’d Nt, 8.6%, 4/15/09	125	117,500	0.1
Dura Operating Corp., Co Guar, 8.625%, 4/15/12[6]	800	658,000	0.5
Ford Motor Co., Nt, 7.45%, 7/15/31[6]	1,625	1,206,562	1.0
Ford Motor Credit Corp., FRN, Nt, 7.68%, 11/2/07	700	689,695	0.6
Ford Motor Credit Corp., Nt, 8.625%, 11/1/10	750	718,542	0.6
General Motors Acceptance Corp., Nt, 7.75%, 1/19/10	1,000	975,011	0.8
General Motors Acceptance Corp., Nt, 8%, 11/1/31[6]	1,300	1,228,633	1.0
General Motors Acceptance Corp., Nt, 5.125%, 5/9/08	750	705,841	0.6
General Motors Acceptance Corp., FRN, Nt, 5.55%, 7/16/07	200	194,208	0.2
General Motors, Debentures, 8.1%, 6/15/24	450	312,750	0.3
General Motors, Debentures, 8.25%, 7/15/23[6]	2,325	1,674,000	1.4
Goodyear Tire and Rubber, Sr Nt, 9%, 7/1/15	1,950	1,979,250	1.7
IdleAire Technologies Corp., Sr Disc Nt, 11.92%, 12/15/12[7]	1,250	931,250	0.8
Lear Corp., Co Guar, 8.11%, 5/15/09[6]	1,550	1,441,500	1.2
Metaldyne Corp., Co Guar, 11%, 6/15/12[6]	1,000	796,250	0.7
Metaldyne Corp., Sr Nt, 10%, 11/1/13[6]	1,450	1,355,750	1.1
Quality Distribution, Co Guar, 9%, 11/15/10	500	471,250	0.4

Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION — (continued)
Quality Distribution, FRN, Co Guar, 9.1%, 1/15/12	$500	$495,000	0.4%
Sea Containers, Sr Nt, 10.75%, 10/15/06[6]	625	612,500	0.5
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,232,000	1.0
Ultrapetrol (Bahamas) Ltd., 1st Mtg, 9%, 11/24/14	450	423,000	0.4

		20,224,984	17.0
UTILITIES — 6.5%
Calpine Corp., Sr Nt, 8.5%, 5/1/08[1,4,6]	1,265	717,888	0.6
Calpine Corp., Sr Nt, 8.5%, 2/15/11[1,4,6]	985	398,925	0.3
Calpine Corp., Sec’d Nt, 9.9%, 7/15/07[1,2,4]	904	840,894	0.7
Calpine Corp., Sec’d Nt, 9.875%, 12/1/11[1,2,4]	250	228,125	0.2
Calpine Generating Co., 3rd FRN, Sec’d Nt, 13.216%, 4/1/11	800	876,000	0.7
Dynegy Holdings, Inc., Sr Unsec’d Nt, 8.375%, 5/1/16[2]	500	497,500	0.4
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	1,000	1,130,000	1.0
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	541,250	0.5
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	258,750	0.2
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	500	508,750	0.4
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	500	457,500	0.4
NRG Energy, Inc., Term Loan B, 6.82%, 1/26/13	500	506,250	0.4
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14	1,000	882,500	0.7
Southern Energy, Inc., Escrow, Sr Nt, 7.9%, 7/15/09	750	46,875	0.0

		7,891,207	6.5

Total Corporate Debt Securities
(amortized cost $175,003,329)		175,520,020	146.8

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.2%
PACKAGING — 0.2%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3,9]	291	232,423	0.2

		232,423	0.2
Total Convertible Corporate Debt Securities
(amortized cost $290,529)		232,423	0.2

Total Debt Securities
(amortized cost $175,293,858)		175,752,443	147.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

March 31, 2006

Description	Par (000)	Value	Percent of Net Assets*

PREFERRED STOCKS — 2.8%
Glasstech, Inc., Series C, Pfd[1,3,9]	$5	$0	0.0%
Oglebay Norton Company, Series A, Pfd, 14.8%[1]	189,370	3,029,920	2.5
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	296	319,680	0.3

Total Preferred Stocks
(cost $2,540,623)		3,349,600	2.8

COMMON STOCKS — 2.7%
Abovenet, Inc., Common Stock[1]	1,702	68,080	0.1
Avado Brands, Inc., Common Stock[1,3]	9,063	70,238	0.1
Bally Total Fitness Corp. Holding, Common Stock[1,3,6,8,9]	3,969	26,037	0.0
Glasstech, Inc., Class C, Common Stock[1,3,9]	5	0	0.0
Indesco International, Inc., Common Stock[1,3,9]	60,345	30,173	0.0
Kaiser Group Holdings, Inc., Common Stock[1]	26,548	1,076,256	0.9
Lexington Coal Company, Common Stock[1]	25,311	7,087	0.0
Mattress Discounters, Common Stock[1,3,9]	8,329	8,329	0.0
Mirant Corp. Common Equity, Common Stock[1]	27,200	680,000	0.6
Oglebay Norton Company, Common Stock[1]	31,897	425,825	0.4
Simonds Industries, Inc., Common Stock[1,3,9]	8,236	280,024	0.2
Westpoint Stevens, Inc., Common Stock[1,3,9]	14,277	283,113	0.2
Westpoint Stevens, Inc., Subscription Rights[1,3,9]	12,745	138,411	0.1
Westpoint Stevens, Inc., Rights[1,3,9]	6,631	72,013	0.1
XO Holdings, Inc., Common Stock[1]	465	1,836	0.0

Total Common Stocks
(cost $10,307,655)		3,167,422	2.7

WARRANTS — 0.0%
Abovenet, Inc., Warrants, 8/9/08[1,3,9]	584	11,680	0.0
Abovenet, Inc., Warrants, 8/9/10[1,3,9]	687	10,992	0.0
XO Holdings, Inc., Series A Warrants[1]	930	418	0.0
XO Holdings, Inc., Series B Warrants[1]	697	279	0.0
XO Holdings, Inc., Series C Warrants[1]	697	174	0.0

Total Warrants
(cost $417,200)		23,543	0.0

Total Equity Investments
(cost $13,265,478)	429,989	6,540,565	5.5

Description	Par (000)	Value	Percent of Net Assets*

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 26.6%
Lehman Brothers, Inc.— Repurchase Agreements 5.025%, dated 3/31/06, matures 4/3/06 repurchase price $5,002,0945a	$5,000	$5,000,000	4.2%
UBS Securities LLC— Repurchase Agreements 4.53%, dated 3/31/06, matures 4/3/06 repurchase price $26,778,6755b	26,769	26,768,570	22.4

Total Investments of Cash Collateral for Securities Loaned
(cost $31,768,570)		31,768,570	26.6

TOTAL INVESTMENTS
(cost $220,327,906)		214,061,578	179.1

Payable Upon Return of Securities Loaned		(31,768,570)	(26.6)
Payable to Advisor		(235,910)	(0.2)
Payable to Administrator		(15,699)	0.0
Accounting Fees Payable		(3,204)	0.0
Custody Fees Payable		(1,573)	0.0
Unrealized Appreciation/(Depreciation) on Swap Agreements		624,616	0.5
Other Assets in Excess of Other Liabilities		2,840,901	2.4
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(55.2)

Net Assets Applicable to Common Stockholders		$119,502,140	100.0

Net Asset Value Per Common Share ($119,502,140/12,922,575)		$9.25

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $24,684,659.
[3]	Board valued security. These securities amounted to $1,163,433.
[4]	Security in default.
5a	Fully collateralized by non-investment grade corporate bonds with a fair market value of $5,252,950.
5b	Fully collateralized by treasury notes with a fair market value of $27,304,064.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $30,916,467.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security. These securities amounted to $1,301,037.
[9]	Security deemed to be illiquid.
FRN	Floating Rate Note. Rate shown is rate in effect at March 31, 2006.

Item 2.	Controls and Procedures.

(a) The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the Fund’s internal controls over financial reporting.

Item 3.	Exhibits.

(a) Certifications of President and Treasurer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

/s/ William J. Morgan	May 26, 2006
William J. Morgan	Date
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William J. Morgan	May 26, 2006
William J. Morgan	Date
President

/s/ James E. Gibson	May 26, 2006
James E. Gibson	Date
Treasurer